Note 11 - Derivatives and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
		December 31,
		2012		2013
Derivatives not designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Current liabilities — Fair value of derivatives	—	539,904	—	277,212
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	5,409,337	—	2,955,755
Total derivatives not designated as hedging instruments		—	5,949,241	—	3,232,967

Derivative Instruments, Gain (Loss) [Table Text Block]
		Year Ended December 31,
Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	2011	2012	2013
Interest Rate Swap — Reclassification from OCI	Loss on derivatives	(527,627)	54,340	67,849
Interest Rate Swap — Change in Fair Value	Loss on derivatives	2,200,415	3,452,556	2,716,274
Interest Rate Swap — Realized loss	Loss on derivatives	(5,497,478)	(4,593,154)	(2,811,593)
Foreign Currency Contract — Change in Fair Value	Loss on derivatives	(5,407,633)	—	—
Foreign Currency Contract — Realized gain	Loss on derivatives	6,300,919	—	—
Total loss on derivatives		(2,931,404)	(1,086,258)	(27,470)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Interest Rate Swap Agreements	(5,949,241)	—	(5,949,241)	—
Total	(5,941,241)	—	(5,941,241)	—
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Interest Rate Swap Agreements	(3,232,967)	—	(3,232,967)	—
Total	(3,232,967)	—	(3,232,967)	—